Organization and Nature of Operations	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Organization and Nature of Operations

Note 1—Organization and Nature of Operations

Centennial Resource Production, LLC, a Delaware limited liability company formerly named Atlantic Energy Holdings, LLC (“Centennial OpCo” or the “Predecessor”), was formed on August 30, 2012 by its management members, third-party investors and NGP Natural Resources X, LP (“NGP X”), an affiliate of Natural Gas Partners, a family of energy-focused private equity investment funds (“NGP”). Centennial OpCo is engaged in the development and acquisition of unconventional oil and associated liquids-rich natural gas reserves, primarily in the Delaware Basin of West Texas.

For additional information regarding the organization and formation of the Predecessor please refer to Note 1—Organization and Nature of Operations in the Predecessor’s audited consolidated and combined financial statements for the year ended December 31, 2015, included in the Proxy Statement of Silver Run Acquisition Corporation filed with the Securities and Exchange Commission on September 23, 2016 (the “Audited Financial Statements”).